UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  [12/31/99]

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:     [Hutchinson Capital Management LLC]
Address:  [700 Larkspur Landing Circle, Suite 126
Larkspur, CA 94939]


File 13F File Number: [28-7466]

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   [Angela R. Haskins]
Title:  [Vice President]
Phone:  (415) 464-5650

Signature, Place, and Date of Signing:

     [William D. Hutchinson]    [Larkspur, CA 94939]    [02/09/99]

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total: 89

Form 13F Information Table Value Total: 110,658

List of Other Included Managers:

                                             FORM 13F INFORMATION TABLE
                           TITLE
                           OF               VALUE  SHS OR  SH/ PUT/ INVESTMENT
OTHER    ---VOTING AUTH---
NAME OF ISSUER             CLASS  CUSIP     x$1000 PRN AMT PRN CALL DISCRETION
MANAGERS SOLE    SHRD NONE
-------------------------- -----  --------- ------ ------- --- ---- -----------
-------- ------- ---- ----

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
SALOMON BROTHERS FUND, INC.    MFUND            795477108      484 23775.000SH       SOLE                13825.000          9950.000
TRI CONTINENTAL CORPORATION    MFUND            895436103     1174 42104.000SH       SOLE                42104.000
VANGUARD VALUE INDEX           MFUND            922908405      277 12110.740SH       SOLE                12110.740
ALBERTSONS INC                 COM              013104104     4588   142270 SH       SOLE                   132265             10005
                                                               140     4350 SH       OTHER                     400              3950
AMERICAN EXPRESS CO            COM              025816109       42      250 SH       SOLE                      250
                                                               199     1200 SH       OTHER                                      1200
AMERICAN HOME PRODS CP         COM              026609107      875    22300 SH       SOLE                    18730              3570
                                                                94     2400 SH       OTHER                                      2400
ASSOCIATES FIRST CAP CORP CL A COM              046008108      297    10815 SH       SOLE                    10379               436
BELL ATLANTIC CORP             COM              077853109     4483    72819 SH       SOLE                    66967              5852
                                                               207     3370 SH       OTHER                     300              3070
BP AMOCO PLC                   COM              055622104     1828    30812 SH       SOLE                    29590              1222
BRE PROPERTIES INC CL A        COM              05564E106     3713   163645 SH       SOLE                   149895             13750
                                                               174     7650 SH       OTHER                     700              6950
BRISTOL MYERS SQUIBB           COM              110122108      722    11248 SH       SOLE                    10538               710
CARDINAL HEALTH INC COM        COM              14149y108     4713    98450 SH       SOLE                    92650              5800
                                                                31      650 SH       OTHER                     350               300
CHEVRON CORPORATION            COM              166751107      987    11396 SH       SOLE                     9166              2230
                                                               104     1200 SH       OTHER                     200              1000
CHUBB CORP                     COM              171232101     4544    80685 SH       SOLE                    74370              6315
                                                                 3       50 SH       OTHER                                        50
CONAGRA INC.                   COM              205887102     3803   167634 SH       SOLE                   157184             10450
                                                                 3      150 SH       OTHER                                       150
DAYTON HUDSON CORP             COM              239753106      525     7150 SH       SOLE                     6650               500
                                                               235     3200 SH       OTHER                                      3200
DEERE & CO                     COM              244199105     6221   143435 SH       SOLE                   130985             12450
                                                               111     2550 SH       OTHER                     400              2150
DOW CHEM CO                    COM              260543103     4706    35215 SH       SOLE                    32830              2385
                                                                13      100 SH       OTHER                                       100
EASTMAN CHEMICAL               COM              277432100      248     5201 SH       SOLE                     4151              1050
                                                                92     1937 SH       OTHER                                      1937
EASTMAN KODAK CO               COM              277461109      481     7265 SH       SOLE                     6740               525
                                                                83     1250 SH       OTHER                     100              1150
ENRON CORP                     COM              293561106      298     6714 SH       SOLE                     4994              1720
EXXON MOBIL CORP               COM              302290101     2234    27726 SH       SOLE                    24787              2939
                                                               258     3200 SH       OTHER                                      3200
FIRST VA BANKS INC             COM              337477103     2611    60717 SH       SOLE                    57634              3083
                                                                93     2162 SH       OTHER                     400              1762
FORD MTR CO DEL                COM              345370100     1089    20420 SH       SOLE                    19095              1325
FRANCHISE FINANCE CORP OF AMER COM              351807102      364    15225 SH       SOLE                    11675              3550
GENERAL ELEC CO                COM              369604103     1143     7389 SH       SOLE                     6339              1050
                                                               449     2900 SH       OTHER                                      2900
GENERAL MTRS CORP              COM              370442105     1082    14880 SH       SOLE                    13980               900
                                                                29      400 SH       OTHER                                       400
GENUINE PARTS CO.              COM              372460105     3987   160670 SH       SOLE                   150195             10475
                                                                11      450 SH       OTHER                     300               150
GTE CORP                       COM              362320103      359     5085 SH       SOLE                     3685              1400
HEWLETT PACKARD CO             COM              428236103     3861    33940 SH       SOLE                    32840              1100
HONEYWELL INC                  COM              438506107     3823    66273 SH       SOLE                    61502              4771
                                                                16      280 SH       OTHER                     187                93
INTEL CORPORATION              COM              458140100      274     3326 SH       SOLE                     2626               700
INTERNATIONAL BUS MACH         COM              459200101     3033    28115 SH       SOLE                    25410              2705
                                                               241     2230 SH       OTHER                     100              2130
INTERNATIONAL PAPER CO         COM              460146103      251     4455 SH       SOLE                     4455
                                                                90     1600 SH       OTHER                     400              1200
K MART CORP                    COM              482584109     2410   239487 SH       SOLE                   226702             12785
                                                                10     1000 SH       OTHER                    1000
MAY DEPT STORES CO             COM              577778103     1226    38011 SH       SOLE                    35611              2400
MCDONALDS CORP                 COM              580135101     4256   105575 SH       SOLE                    96725              8850
                                                                 6      150 SH       OTHER                                       150
MERCK & CO INC                 COM              589331107     1839    27365 SH       SOLE                    23795              3570
                                                                56      840 SH       OTHER                                       840
MINNESOTA MNG & MFG CO         COM              604059105      260     2656 SH       SOLE                     1456              1200
MOTOROLA, INC.                 COM              620076109     7338    49835 SH       SOLE                    44570              5265
                                                                29      200 SH       OTHER                     200
NEWELL RUBBERMAID INC.         COM              651229106     3174   109435 SH       SOLE                   105035              4400
                                                                 9      300 SH       OTHER                     300
NORTHERN EMPIRE BANCSHARES     COM              665112108      205    10500 SH       SOLE                    10500
PACIFIC GAS & ELEC CO          COM              69331C108      298    14548 SH       SOLE                    11780              2768
PEPSICO INC                    COM              713448108     4815   136595 SH       SOLE                   125460             11135
                                                                 2       50 SH       OTHER                                        50
PHELPS DODGE CORPORATION       COM              717265102     1219    18100 SH       SOLE                    18100
PROCTER & GAMBLE CO            COM              742718109      981     8953 SH       SOLE                     8953
                                                               307     2800 SH       OTHER                                      2800
ROCKWELL INTL CORP NEW         COM              773903109     1385    28920 SH       SOLE                    27425              1495
                                                                67     1400 SH       OTHER                     300              1100
ROYAL DUTCH PETE CO NLG 1.25   COM              780257804      591     9760 SH       SOLE                     6100              3660
                                                               145     2400 SH       OTHER                                      2400
S & P  DEPOSITORY RECEIPTS     COM              78462F103      202     1375 SH       SOLE                     1375
SCHLUMBERGER LTD               COM              806857108      992    17675 SH       SOLE                    17675
SEMPRA ENERGY                  COM              816851109     1357    78074 SH       SOLE                    67635             10439
                                                               118     6763 SH       OTHER                     751              6012
SPRINT CORP.                   COM              852061100      323     4800 SH       SOLE                     4800
UNITED TECHNOLOGIES CP         COM              913017109      234     3600 SH       OTHER                                      3600
UNUM PROVIDENT                 COM              91529y106     3699   115375 SH       SOLE                   109950              5425
                                                                13      400 SH       OTHER                                       400
WEYERHAEUSER CO                COM              962166104     1095    15250 SH       SOLE                    15250
WRIGLEY WM JR CO               COM              982526105      202     2430 SH       SOLE                     2430